Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                        February 25, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent DiStefano


Re:                        FT 2824
         SiM Balanced Income Portfolio, Mar. '11 Series
                        (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on February 25, 2011. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a diversified portfolio of common stocks and exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which included ETFs in its portfolio is FT 2772 (File No. 333-171202), declared effective by the Commission on January 20, 2011.
     The purpose of this Amendment is to respond to the following comments we received in your letter dated January 31, 2011.

     Comment: The Trust is offering a fixed portfolio, yet it features the word "Dynamic" in its name. Please change the name or explain why it is not misleading.

     Response: The Trust's name has been revised to "SiM Balanced
Income Portfolio, Mar. '11 Series."

     Comment: The disclosure pertaining to the investment selection process (''three key value-add investment process steps'') is laden with jargon and does not disclose to prospective investors how the portfolio consultant will select securities for inclusion in the portfolio. Please revise the disclosure in plain English.

     Response: The section "Portfolio - Portfolio Consultant" appearing on page 10 of the prospectus has been revised to identify the factors that the portfolio consultant will consider in selecting securities for inclusion in the Trusts portfolio and clarifies that once selected, the Trust's portfolio will remain fixed over the life of the Trust.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about March 1, 2011, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on March 1, 2011.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By /s/ Brian D. Free
                                      -------------------
                                        Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure